Real Estate Acquisitions - Additional Information (Detail)	Jun. 30, 2013
Business Acquisition [Line Items]
Number of Units in Real Estate Property	44,219
Greenwood Forest [Member]
Business Acquisition [Line Items]
Number of Units in Real Estate Property	316
Station Square at Cosner's Corner [Member] [Member]
Business Acquisition [Line Items]
Number of Units in Real Estate Property	260